7. COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 30
2021	30
Total	60
Less: interest	3
Present value of lease liability	$ 57	$ 0